Leases and ASC Adoption Impact - Schedule of Schedule of Supplemental Balance Sheet Information Related to Leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Assets:
Operating lease right-of-use assets	$ 6,119	$ 3,858
Liabilities:
Operating lease liabilities	6,654	4,441
Operating lease liabilities - net of current portion	$ 4,985	3,088
Adotion of ASC 842 [Member]
Assets:
Operating lease right-of-use assets		4,023
Liabilities:
Operating lease liabilities		1,247
Operating lease liabilities - net of current portion		$ 3,478
As Adjusted [Member]
Assets:
Operating lease right-of-use assets			$ 4,023
Liabilities:
Operating lease liabilities			1,247
Operating lease liabilities - net of current portion			$ 3,478